                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Integra Bank N.A.
            ------------------------------------------
Address:    21 SE Third St.
            ------------------------------------------
            Evansville, IN 47708
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-5504
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David L. Keller
          --------------------------------------------
Title:    Sr. Vice President - Trust
          --------------------------------------------
Phone:    812-464-9705
          --------------------------------------------

Signature, Place, and Date of Signing:

DAVID L. KELLER        Evansville, IN                           5/20/02
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                              -----------------------

Form 13F Information Table Entry Total:       155
                                              -----------------------

Form 13F Information Table Value Total:      $100,486
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]
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
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INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

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           Column 1            Column 2   Column 3 Column 4      Column 5           Column 6     Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC        COM    G90078109    394     11,867  SH          X                       11,867
TRANSOCEAN SEDCO FOREX INC        COM    G90078109     70      2,100  SH                X     X              800    1,300
AFLAC INC                         COM    001055102    413     13,995  SH          X                       13,995
AFLAC INC                         COM    001055102    180      6,100  SH                X     X            1,000    5,100
ABBOTT LABORATORIES INC.          COM    002824100  1,183     22,494  SH          X                       22,494
ABBOTT LABORATORIES INC.          COM    002824100    234      4,454  SH                X     X              984    3,470
AIR PRODUCTS & CHEMICALS INC.     COM    009158106    686     13,290  SH          X                       13,290
AIR PRODUCTS & CHEMICALS INC.     COM    009158106     16        304  SH                X     X              184      120
ALCOA INC                         COM    013817101  1,532     40,600  SH          X                       40,375      225
ALCOA INC                         COM    013817101    242      6,400  SH                X     X            1,800    4,600
AMERICAN EXPRESS CO               COM    025816109    687     16,775  SH          X                       16,775
AMERICAN EXPRESS CO               COM    025816109    138      3,370  SH                X     X            1,870    1,500
AMERICAN INTL. GROUP              COM    026874107  2,341     32,449  SH          X                       32,369       80
AMERICAN INTL. GROUP              COM    026874107    230      3,194  SH                X     X            1,982    1,212
AMERICAN WATER WORKS, INC         COM    030411102    318      7,250  SH          X                        7,250
AMGEN INC                         COM    031162100    807     13,525  SH          X                       13,525
AMGEN INC                         COM    031162100    149      2,500  SH                X     X              800    1,700
ANADARKO PETROLEUM CORP           COM    032511107    391      6,933  SH          X                        6,933
ANADARKO PETROLEUM CORP           COM     03251107    107      1,900  SH                X     X              700    1,200
ANALOG DEVICES INC                COM    032654105    817     18,130  SH          X                       18,130
ANALOG DEVICES INC                COM    032654105    117      2,600  SH                X     X              900    1,700
ANDREW CORP.                      COM    034425108    212     12,657  SH          X                       12,657
APPLIED MATLS INC                 COM    038222105    359      6,620  SH          X                        6,480                140
AVON PRODS INC                    COM    054303102    842     15,500  SH          X                       15,500

                    Page Total:                    12,465


AVON PRODS INC                    COM    054303102    185      3,400  SH                X     X            1,500    1,900
BP PLC  ADR SPONSORED             COM    055622104  2,336     43,998  SH          X                       40,927    2,222       849
BP PLC  ADR SPONSORED             COM    055622104    280      5,268  SH                X     X            3,946    1,322
BANK OF AMER CORP                 COM    060505104    805     11,842  SH          X                       11,060                782
BANK OF AMER CORP                 COM    060505104     20        300  SH                X     X                       300

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
INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

------------------------------------------------------------------------------------------------------------------------------------
                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC          COM    071813109  1,450     24,369  SH          X                       24,369
BAXTER INTERNATIONAL INC          COM    071813109    214      3,600  SH                X     X            1,200    2,400
BELL SOUTH CORPORATION            COM    079860102    160      4,340  SH          X                        3,620      720
BELL SOUTH CORPORATION            COM    079860102    164      4,448  SH                X     X            3,388    1,060
BEMIS INC                         COM    081437105    391      7,200  SH          X                        7,200
BIOMET, INC                       COM    090613100  1,258     46,475  SH          X                       45,350    1,125
BIOMET, INC                       COM    090613100  1,065     39,375  SH                X     X           39,375
BRISTOL MYERS SQUIBB CORP.        COM    110122108    758     18,714  SH          X                       18,654       60
BRISTOL MYERS SQUIBB CORP.        COM    110122108  1,849     45,667  SH                X     X           15,067   30,600
CARDINAL HEALTH INC               COM    14149Y108    933     13,167  SH          X                       13,167
CARDINAL HEALTH INC               COM    14149Y108    177      2,500  SH                X     X              800    1,700
CATERPILAR INC                    COM    149123101    391      6,875  SH          X                        6,875
CHEVRONTEXACO CORP                COM    166751107    477      5,288  SH          X                        5,288
CHEVRONTEXACO CORP                COM    166751107    307      3,397  SH                X     X            3,043      354
CISCO SYS INC                     COM    17275R102    848     50,081  SH          X                       48,081    2,000
CISCO SYS INC                     COM    17275R102     98      5,800  SH                X     X            2,300    3,500
CITIGROUP INC                     COM    172967101  1,469     29,669  SH          X                       29,669
CITIGROUP INC                     COM    172967101    492      9,933  SH                X     X            4,600    5,333
COCA COLA CO                      COM    191216100  3,228     61,773  SH          X                       61,613      160
COCA COLA CO                      COM    191216100    414      7,920  SH                X     X            2,320    5,600

                    Page Total:                    19,769

COLGATE PALMOLIVE CO              COM    194162103    283      4,952  SH          X                        4,952
DOW CHEMICAL CO                   COM    260543103    530     16,200  SH          X                       16,200
DOW CHEMICAL CO                   COM    260543103    183      5,608  SH                X     X            3,608    2,000
E.I. DU PONT & CO.                COM    263534109    555     11,772  SH          X                       11,772
E.I. DU PONT & CO.                COM    263534109     99      2,100  SH                X     X            2,000      100
DUKE POWER CO.                    COM    264399106    819     21,660  SH          X                       21,660
E M C CORP MASS                   COM    268648102    159     13,367  SH          X                       13,367
E M C CORP MASS                   COM    268648102     36      3,000  SH                X     X            1,200    1,800
EMERSON ELECTRIC CO.              COM    291011104    370      6,450  SH          X                        6,450
EMERSON ELECTRIC CO.              COM    291011104     11        200  SH                X     X                       200
EQUITY OFFICE PPTY TR             COM    294741103    227      7,575  SH          X                        7,575

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
INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

------------------------------------------------------------------------------------------------------------------------------------
                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL PPTYS TR       COM    29476L107    273      9,500  SH          X                        9,500
EXXON MOBIL CORP                  COM    30231G102  2,818     64,291  SH          X                       62,971              1,320
EXXON MOBIL CORP                  COM    30231G102  1,366     31,164  SH                X     X           24,684    6,480
FREDDIE MAC CORP                  COM    313400301    981     15,475  SH          X                       15,260      215
FREDDIE MAC CORP                  COM    313400301    241      3,800  SH                X     X            1,000    2,800
FEDERAL NAT'L MTG ASSN            COM    313586109    806     10,084  SH          X                       10,084
FEDERAL NAT'L MTG ASSN            COM    313586109     34        430  SH                X     X              355       75
FIFTH THIRD BANCORP               COM    316773100    552      8,182  SH          X                        8,182
FIFTH THIRD BANCORP               COM    316773100    700     10,372  SH                X     X            7,072    2,847       453
FIRST DATA CORP                   COM    319963104    967     11,080  SH          X                       11,080
FIRST DATA CORP                   COM    319963104    148      1,700  SH                X     X              700    1,000
FISERV INC                        COM    337738108  1,860     40,439  SH          X                       40,439
FISERV INC                        COM    337738108    340      7,396  SH                X     X            3,388    3,653       355
FOREST LABS INC                   COM    345838106    912     11,160  SH          X                       11,160


                    Page Total:                    15,270

FOREST LABS INC                   COM    345838106    139      1,700  SH                X     X              700    1,000
GENERAL ELECTRIC CO.              COM    369604103  5,274    140,819  SH          X                      140,629      190
GENERAL ELECTRIC CO.              COM    369604103    701     18,711  SH                X     X           11,436    7,275
GERMAN AMERICAN BANCORP           COM    373865104    380     22,697  SH          X                       22,697
HALLIBURTON CO                    COM    406216101    255     14,945  SH          X                       14,945
HALLIBURTON CO                    COM    406216101     60      3,500  SH                X     X            1,000    2,500
HOME DEPOT INC.                   COM    437076102    850     17,490  SH          X                       17,240      250
HOME DEPOT INC.                   COM    437076102    175      3,600  SH                X     X              800    2,800
HOUSEHOLD INTL INC                COM    441815107    531      9,355  SH          X                        9,355
HOUSEHOLD INTL INC                COM    441815107    170      3,000  SH                X     X            1,000    2,000
INTEGRA BK CORP                   COM    45814P105  7,849    402,512  SH          X                       94,703            307,809
INTEGRA BK CORP                   COM    45814P105  1,270     65,104  SH                X     X            2,653             62,451
INTEL CORP.                       COM    458140100    205      6,730  SH          X                        6,730
INTEL CORP.                       COM    458140100    158      5,210  SH                X     X            1,840    3,370
INTERNATIONAL BUSINESS MACHINES   COM    459200101  1,152     11,075  SH          X                       11,000       75
INTERNATIONAL BUSINESS MACHINES   COM    459200101    398      3,831  SH                X     X            1,476    2,080       275

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
INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

------------------------------------------------------------------------------------------------------------------------------------
                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER               COM    460146103    272      6,325  SH          X                        6,325
JOHNSON & JOHNSON                 COM    478160104  1,778     27,376  SH          X                       27,376
JOHNSON & JOHNSON                 COM    478160104     26        399  SH                X     X              279      120
KIMBERLY CLARK CORP               COM    494368103    966     14,935  SH          X                       14,935
KIMBERLY CLARK CORP               COM    494368103     10        150  SH                X     X                                 150
KOHLS CORP                        COM    500255104    710      9,975  SH          X                        9,975
KOHLS CORP                        COM    500255104    206      2,900  SH                X     X              900    2,000
LILLY ELI & CO                    COM    532457108    601      7,890  SH          X                        7,890

                    Page Total:                    24,136

LILLY ELI & CO                    COM    532457108    313      4,107  SH                X     X                     4,107
LINEAR TECHNOLOGY CORP            COM    535678106  1,109     25,070  SH          X                       25,070
LINEAR TECHNOLOGY CORP            COM    535678106    239      5,400  SH                X     X            1,200    4,200
LOWES COS CIN                     COM    548661107    901     20,715  SH          X                       20,715
LOWES COS CIN                     COM    548661107    139      3,200  SH                X     X            1,200    2,000
MBIA INC                          COM    55262C100    386      7,049  SH          X                        6,909      140
MASCO CORP                        COM    574599106    331     12,050  SH          X                       12,050
MERCK & CO INC                    COM    589331107    302      5,621  SH          X                        5,621
MERCK & CO INC                    COM    589331107     73      1,262  SH                X     X            1,159      103
MERRILL LYNCH & CO                COM    590188108    275      4,962  SH          X                        4,962
MERRILL LYNCH & CO                COM    590188108     50        905  SH                X     X              130      775
MICROSOFT CORP                    COM    594918104    840     13,920  SH          X                       13,745                175
MICROSOFT CORP                    COM    594918104     85      1,406  SH                X     X                     1,406
MINNESOTA MINING & MFG. CO.       COM    604059105    776      6,746  SH          X                        6,746
NISOURCE INC                      COM    65473P105    270     11,775  SH          X                       11,775
NUVEEN SELECT MAT MUN FD       SH BEN IT 67061T101    106     10,273  SH          X                       10,273
OLD NATL BANCORP EVANSVILLE IND   COM    680033107    162      6,600  SH          X                        4,831    1,769
OLD NATL BANCORP EVANSVILLE IND   COM    680033107    455     18,602  SH                X     X           10,314    6,400     1,888
ORACLE CORPORATION                COM    68389X105    479     37,447  SH          X                       37,447
ORACLE CORPORATION                COM    68389X105     74      5,761  SH                X     X            2,461    3,300
PEPSICO INC                       COM    713448108    999     19,406  SH          X                       19,406
PEPSICO INC                       COM    713448108     76      1,482  SH                X     X                     1,482
PFIZER INC                        COM    717081103  4,285    107,818  SH          X                      107,593      225

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
INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

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                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        COM    717081103    268      6,750  SH                X     X            1,300    5,450
PHILIP MORRIS COMPANIES INC       COM    718154107  1,024     19,440  SH          X                       19,440

                    Total Page:                    14,017

PHILIP MORRIS COMPANIES INC       COM    718154107    250      4,750  SH                X     X            1,500    3,250
ROYAL DUTCH PETROLEUM CO          COM    780257804    379      6,980  SH          X                        6,980
SBC COMMUNICATIONS INC            COM    78387G103  1,187     31,703  SH          X                       30,203    1,500
SBC COMMUNICATIONS INC            COM    78387G103    273      7,291  SH                X     X            4,995    1,443       853
SARA LEE CORP                     COM    803111103    252     12,150  SH          X                       12,150
SCHLUMBERGER LTD                  COM    806857108    338      5,742  SH          X                        5,742
SHOE CARNIVAL INC                 COM    824889109      2        100  SH          X                          100
SHOE CARNIVAL INC                 COM    824889109    213     13,000  SH                X     X                    13,000
SUN MICROSYSTEMS INC              COM    866810104    190     21,530  SH          X                       21,530
SUN MICROSYSTEMS INC              COM    866810104     37      4,200  SH                X     X            2,000    2,200
SYSCO CORP                        COM    871829107    470     15,750  SH          X                       15,750
SYSCO CORP                        COM    871829107    174      5,830  SH                X     X            5,830
TARGET CORP                       COM    87612E106    793     18,400  SH          X                       18,400
TARGET CORP                       COM    87612E106    116      2,700  SH                X     X            1,100    1,600
TEXAS INSTRUMENTS, INC            COM    882508104    501     15,150  SH          X                       15,150
TEXAS INSTRUMENTS, INC            COM    882508104    116      3,500  SH                X     X            1,000    2,500
TYCO INTL LTD NEW                 COM    902124106  1,065     32,937  SH          X                       32,937
TYCO INTL LTD NEW                 COM    902124106    228      7,050  SH                X     X            2,300    4,750
UNITED TECHNOLOGIES CO.           COM    913017109  1,227     16,543  SH          X                       16,543
UNITED TECHNOLOGIES CO.           COM    913017109    218      2,938  SH                X     X              938    2,000
VECTREN CORP                      COM    92240G101  1,097     42,691  SH          X                       42,691
VECTREN CORP                      COM    92240G101    181      7,037  SH                X     X            5,394    1,643

                    Page Total:                     9,307

VERIZON COMMUNICATIONS            COM    92343V104    230      4,984  SH          X                        4,984
VERIZON COMMUNICATIONS            COM    92343V104    120      2,608  SH                X     X            2,216      392
VODAFONE GROUP PLC NEW ADR        COM    92857W100    247     13,379  SH          X                       12,879      500
VODAFONE GROUP PLC NEW ADR        COM    92857W100     60      3,230  SH                X     X            2,880      350

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
INTEGRA BANK N.A.                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        13F FILE #:  28-5504
                                                           AS OF 09/30/01

------------------------------------------------------------------------------------------------------------------------------------
                                 Title              Market                         Investment
                                  of                 Value    Shs or  Sh/  Pct/    Discretion     Other       Voting Authority
            Issuer               Class     CUSIP   (x$1000) Prin Amt  Prin Call Sole Shared Other  Mgrs    Sole    Shared     Other
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC               COM    931142103  1,250     20,385  SH          X                       20,385
WAL-MART STORES INC               COM    931142103    147      2,403  SH                X     X              700    1,703
WELLS FARGO & CO NEW              COM    949746101  1,849     37,432  SH          X                       37,432
WELLS FARGO & CO NEW              COM    949746101    265      5,357  SH                X     X            2,322    3,035
WYETH                             COM    983024100  1,335     20,334  SH          X                       20,334
WYETH                             COM    983024100     19        295  SH                X     X               58      237

                    Page Total                      5,522

                  Final Totals                    100,486